UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series (formerly DWS Allocation Series)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS LifeCompass Retirement Fund

(formerly DWS Conservative Allocation Fund)

	Shares	Value ($)

Equity Funds 34.9%
DWS Blue Chip Fund "Institutional"	51,209	1,137,865
DWS Capital Growth Fund "Institutional"	367	20,796
DWS Commodity Securities Fund "Institutional"	1,160	17,171
DWS Communications Fund "Institutional"	8,559	214,496
DWS Disciplined Long/Short Value Fund "Institutional"	109,373	1,104,671
DWS Dreman Concentrated Value Fund "Institutional"	29,307	360,771
DWS Dreman High Return Equity Fund "Institutional"	14,396	724,839
DWS Dreman Mid Cap Value Fund "Institutional"	47,141	596,332
DWS Dreman Small Cap Value Fund "Institutional"	5,584	221,310
DWS Equity 500 Index Fund "Institutional"	102,396	17,224,064
DWS Equity Partners Fund "Institutional"	100,562	3,044,001

DWS Europe Equity Fund "Institutional"	129,767	5,394,420
DWS Global Thematic Fund "S"	60,411	2,187,498
DWS Growth & Income Fund "Institutional"	130,008	2,913,468
DWS Health Care Fund "Institutional"	34,034	987,327
DWS International Fund "Institutional"	3,618	260,181
DWS International Select Equity Fund "Institutional"	57,771	788,577
DWS International Value Opportunities Fund "Institutional"	79,326	1,056,626
DWS Japan Equity Fund "S"	1,011	14,806
DWS Large Cap Value Fund "Institutional"	259,909	6,383,376
DWS Large Company Growth Fund "Institutional"	73,820	2,263,319
DWS Micro Cap Fund "Institutional"	10,591	205,986
DWS RREEF Global Real Estate Securities Fund "Institutional"	36,934	429,910
DWS RREEF Real Estate Securities Fund "Institutional"	11,426	267,597
DWS Small Cap Core Fund "S"	96,609	2,017,190
DWS Small Cap Growth Fund "Institutional"	8,314	205,191
DWS Small Cap Value Fund "S"	36,733	752,286
DWS Technology Fund "Institutional"	69,894	958,948

Total Equity Funds (Cost $44,949,741)		51,753,022
Fixed Income – Bond Funds 56.0%
DWS Core Fixed Income Fund "Institutional"	5,525,620	59,400,419
DWS Core Plus Income Fund "Institutional"	154	1,930
DWS Emerging Markets Fixed Income Fund "S"	15,479	188,687
DWS Floating Rate Plus Fund "Institutional"	867,426	8,327,286
DWS Global Bond Fund "S"	951	9,594
DWS GNMA Fund "S"	95,362	1,417,076
DWS High Income Fund "Institutional"	722,695	3,678,516
DWS High Income Plus Fund "Institutional"	108,925	794,062
DWS Inflation Protected Plus Fund "Institutional"	762,958	7,927,130
DWS Short Duration Fund "Institutional"	688	6,838
DWS Short Duration Plus Fund "S"	131,852	1,311,927

Total Fixed Income – Bond Funds (Cost $82,684,891)		83,063,465
Fixed Income - Money Market Funds 9.3%
Cash Management QP Trust	13,717,969	13,717,969
DWS Money Market Prime Series	7,805	7,805
DWS Money Market Series "Institutional"	19,181	19,181

Total Fixed Income - Money Market Funds (Cost $13,744,955)		13,744,955
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $141,379,587)	100.2	148,561,442
Other Assets and Liabilities, Net	(0.2)	(227,077)

Net Assets	100.0	148,334,365

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008